UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04345)

Exact name of registrant as specified in charter: Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
10/31/09 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.7%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$255,000	$262,637
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,350,000	2,417,563
			2,680,200

Alaska (1.4%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,685,000	1,697,031
Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,638,538
			5,335,569

Arizona (2.2%)
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	987,340
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	2,052,260
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds,
Ser. E, 5 3/4s, 6/1/16	Baa2	3,250,000	3,392,415
U. Medical Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s,
7/1/39	Baa1	1,750,000	1,863,418
			8,295,433

Arkansas (0.8%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	AAA	615,000	625,135
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.2s,
7/1/24	AAA	2,500,000	2,506,950
			3,132,085

California (17.4%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (St.
Rose Hosp.), Ser. A, 6s, 5/15/29	A	3,000,000	3,128,130
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	BBB/P	2,370,000	2,086,998
CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	750,000	789,225
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,010,370
CA Edl. Fac. Auth. Rev. Bonds (Claremont Graduate U.),
Ser. A, 5s, 3/1/42	A3	1,750,000	1,591,415
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med.
Ctr.), 5s, 8/15/39	A2	1,800,000	1,681,200
CA Muni. Fin. Auth. Certificates of Participation
(Cmnty. Hosp. of Central CA), 5 1/2s, 2/1/39	Baa2	3,910,000	3,842,670
CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim
Place Claremont), Ser. A, 5 7/8s, 5/15/29	A	1,500,000	1,585,695
CA State G.O. Bonds
6 1/2s, 4/1/33	A	5,000,000	5,613,050
5 3/4s, 4/1/31	A	2,000,000	2,065,900
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	2,500,000	2,648,225
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5 1/4s,
7/1/21	A1	1,000,000	1,043,020
CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A-	3,000,000	3,097,740
Ser. G-1, 5 1/4s, 10/1/23	A-	3,000,000	2,899,320
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB	2,000,000	2,116,320
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA	2,000,000	2,029,900
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA

Coll., 5s, 6/1/38 (Prerefunded)	Aaa	2,475,000	2,754,353
Ser. A, AMBAC, zero %, 6/1/24	A-	5,000,000	1,884,000
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	AA	2,100,000	1,479,009
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	801,878
Merced, City School Dist. G.O. Bonds (Election
of 2003), NATL
zero %, 8/1/25	A	1,190,000	456,151
zero %, 8/1/24	A	1,125,000	463,118
zero %, 8/1/23	A	1,065,000	473,936
zero %, 8/1/22	A	1,010,000	480,134
Oakland, Unified School Dist. Alameda Cnty., G.O.
Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	Baa1	2,500,000	2,702,000
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, NATL, zero %, 12/1/21	A	5,500,000	2,566,960
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), NATL, 5s, 7/1/18	A	2,530,000	2,568,481
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19 (Prerefunded)	AAA	2,000,000	2,233,180
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	A	3,680,000	4,133,560
Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.),
Ser. A, 5 1/4s, 1/1/24	A1	1,000,000	1,024,030
Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,034,340
Walnut Valley, Unified School Dist. G.O. Bonds
(Election of 2007), Ser. A, FSA
5s, 8/1/28	AAA	1,055,000	1,088,085
5s, 8/1/27	AAA	1,745,000	1,808,640
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/24	A1	2,000,000	2,070,380
			67,251,413

Colorado (1.1%)
CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran),
Ser. A, 6 1/8s, 6/1/38	A3	2,545,000	2,573,606
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	A	1,000,000	956,150
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	A	3,525,000	617,192
			4,146,948

Florida (8.5%)
Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds
(Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,355,613
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s,
10/1/29	A1	1,000,000	1,024,260
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, NATL, 7.65s, 7/1/16	A	13,675,000	16,459,914
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	2,000,000	2,059,920
Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, FSA, XLCA,
5s, 10/1/23	AAA	1,000,000	1,055,390
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, NATL, 8 1/4s, 7/1/14	A1	5,000,000	6,113,500
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	AAA	3,935,000	4,783,543
			32,852,140

Georgia (2.2%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	1,500,000	1,611,840
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, NATL, 4 3/4s,
4/1/11	A	3,000,000	3,112,680
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,592,781
			8,317,301

Guam (0.3%)
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,022,200
			1,022,200

Illinois (7.3%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa3	155,000	162,000
Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL,
5 1/4s, 12/1/19	AA-	1,500,000	1,570,065
Chicago, Waste Wtr. Transmission VRDN, Ser. C-2, 0.2s,
1/1/39	VMIG1	2,400,000	2,400,000
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	BBB+/P	2,250,000	2,093,198
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aa3	1,000,000	1,077,430
IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A	2,500,000	2,567,050
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	1,000,000	932,260
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,578,544
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA
5s, 1/1/23	AAA	3,750,000	3,958,125
5s, 1/1/22	AAA	2,500,000	2,650,750
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A2	5,500,000	2,776,840
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aa3	5,000,000	6,316,250
			28,082,512

Indiana (3.4%)
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtg.), FGIC, NATL, 5s, 7/15/25	AA+	1,345,000	1,389,614
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds
Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,056,760
Ser. A, AMBAC, 5s, 1/1/20	A1	5,695,000	5,920,864
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	200,000	205,866
4.15s, 7/1/16	Aaa	285,000	293,730
4.1s, 7/1/15	Aaa	90,000	92,721
3.95s, 7/1/14	Aaa	280,000	288,705
3.9s, 1/1/14	Aaa	200,000	206,042
Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,158,700
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,619,025
			13,232,027

Kentucky (0.5%)
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	862,688
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	1,030,740
			1,893,428

Louisiana (1.8%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	BBB	5,730,000	4,785,008
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	Aa2	2,000,000	2,140,420
			6,925,428

Maryland (0.6%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U.
of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A	2,000,000	2,169,140
			2,169,140

Massachusetts (1.4%)
MA State Dev. Fin. Agcy. Rev. Bonds (Sabis Intl.),
Ser. A, 6.8s, 4/15/22	BBB	700,000	725,025
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (Dominion Energy Brayton), Ser. 1, 5 3/4s,
5/1/19	A-	1,000,000	1,092,460
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	521,020
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,029,842
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/28	A	1,000,000	1,004,410
			5,372,757

Michigan (5.6%)
Detroit, Swr. Disp. Rev. Bonds, Ser. B, FSA, 7 1/2s,
7/1/33	AAA	1,000,000	1,233,700
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	1,575,000	1,740,753
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, NATL, 5 1/2s, 1/15/17 (Prerefunded)	AA	500,000	544,910
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,052,070
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A1	1,000,000	963,740
MI State Strategic Fund Rev. Bonds (Dow Chemical),
Ser. B-2, 6 1/4s, 6/1/14	Baa3	1,000,000	1,065,210
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Baa1	3,500,000	3,644,445
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC, 7s, 5/1/21	A2	4,000,000	4,865,480
Midland Cnty., Bldg. Auth. G.O. Bonds, FSA, 5s, 10/1/25	AAA	1,000,000	1,036,320
Northern Michigan U. Rev. Bonds, Ser. A, FSA, 5s,
12/1/27	AAA	1,775,000	1,885,512
Western MI U. Rev. Bonds, FSA, 5s, 11/15/28	AAA	3,500,000	3,717,000
			21,749,140

Minnesota (0.2%)
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	1,000,000	936,210
			936,210

Mississippi (1.0%)
Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds,
Ser. A, 5s, 5/1/37	A3	1,750,000	1,676,885
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	2,170,000	2,295,274
			3,972,159

Missouri (2.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s,
6/1/39	A+	1,150,000	1,211,364
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,136,560
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.

(The))
Ser. C, 0.16s, 9/1/30	VMIG1	3,200,000	3,200,000
Ser. D, 0.16s, 9/1/30	VMIG1	1,200,000	1,200,000
			7,747,924

New Jersey (1.7%)
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's
U. Hosp.), 5 3/4s, 7/1/37	Baa2	2,500,000	2,472,475
NJ State Higher Ed. Assistance Auth. Rev. Bonds
(Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,069,720
NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s,
1/1/30	A+	3,000,000	3,083,520
			6,625,715

New York (5.5%)
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	AAA	2,275,000	2,457,182
5 3/4s, 5/1/27	AAA	6,590,000	7,151,534
NY City, G.O. Bonds, Ser. H-1, 5s, 3/1/18	AA	1,500,000	1,649,835
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	Baa1	2,270,000	2,337,714
5 3/8s, 7/1/20	Baa1	2,215,000	2,291,639
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,205,280
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	AAA	2,000,000	2,090,740
Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds
(Syracuse City School Dist.), Ser. A, FSA, 5s, 5/1/25	AAA	1,000,000	1,069,910
			21,253,834

North Carolina (1.5%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	500,000	516,195
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,581,525
Ser. B, 5s, 1/1/26	A-	2,000,000	2,035,160
U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A3	1,500,000	1,554,135
			5,687,015

Ohio (5.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
5 7/8s, 6/1/30	BBB	5,890,000	5,115,229
5 3/4s, 6/1/34	BBB	500,000	419,485
5 3/8s, 6/1/24	BBB	4,240,000	3,813,244
5 1/8s, 6/1/24	BBB	1,755,000	1,567,829
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
FSA, 5s, 4/1/24	AAA	2,000,000	2,044,500
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	A2	1,535,000	1,597,613
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	35,000	20,798
OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa1	2,800,000	2,954,756
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	751,935
U. of Akron Rev. Bonds, Ser. B, FSA, 5 1/4s, 1/1/26	AAA	3,375,000	3,560,185
			21,845,574

Oregon (0.2%)
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	750,000	808,110
			808,110

Pennsylvania (4.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U.
of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	3,073,410
Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. &
Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,126,420
Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds
(Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A2	2,500,000	2,641,500
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC, NATL, 5s, 1/15/22	AA-	1,415,000	1,462,601
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	513,840
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	3,000,000	2,913,630
Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1,
5 1/4s, 11/15/16	BBB+	1,100,000	1,136,508
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	2,070,848
			16,938,757

Puerto Rico (3.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, NATL, 6s, 7/1/27	A	1,500,000	1,545,780
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa3	2,890,000	2,986,208
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	865,000	894,401
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,

Ser. A, 6s, 8/1/42	A+	7,000,000	7,341,250
			12,767,639

South Dakota (0.3%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,273,588
			1,273,588

Texas (9.7%)
Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	BBB+	2,500,000	2,372,274
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	2,500,000	2,889,350
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1, 0.2s, 9/1/31	VMIG1	7,540,000	7,540,000
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aa3	1,190,000	1,263,042
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	AAA	5,280,000	5,434,440
La Joya, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,649,275
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	A-	1,000,000	1,013,400
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	2,000,000	2,102,020
Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. &
Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	651,090
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,071,630
Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/2s, 2/15/15	Aaa	140,000	146,196
North TX Thruway Auth. Rev. Bonds
Ser. A, NATL, 5 1/8s, 1/1/28	A2	1,500,000	1,486,770
Ser. D, AGO, zero %, 1/1/28	AAA	2,700,000	947,646
North TX, Thruway Auth. Rev. Bonds (First Tier),
Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	3,828,824
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,090,520
TX Trans. Comm. Mandatory Put Bonds (Central Texas
Tpk. Syst.), 5s, 2/15/11	Baa1	2,000,000	2,064,340
			37,550,817

Utah (1.5%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, NATL,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	AA-	5,545,000	5,697,432
			5,697,432

Virginia (0.4%)
Chesterfield Cnty., Econ. Dev. Auth. Poll. Control
Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A-	1,575,000	1,670,256
			1,670,256

Washington (3.5%)
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,457,700
WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,064,850
Ser. B, NATL, 5s, 2/15/27	A	2,500,000	2,274,000
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aaa	6,000,000	7,528,740
			13,325,290

West Virginia (1.3%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	AA-	5,000,000	5,095,950
			5,095,950

Wisconsin (0.9%)
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	2,000,000	2,291,220
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,333,225
			3,624,445

Wyoming (0.5%)
Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho
Power Co.), 5 1/4s, 7/15/26	A3	1,800,000	1,899,234
			1,899,234

TOTAL INVESTMENTS

Total investments (cost $363,182,881)(b)			$381,177,670

NOTES

(a) Percentages indicated are based on net assets of $385,745,053.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at October 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at October 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $363,182,881, resulting in gross unrealized appreciation and depreciation of $22,218,212 and $4,223,423, respectively, or net unrealized appreciation of $17,994,789.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at October 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at October 31, 2009 (as a percentage of net assets):

Utilities	19.20%
Healthcare	15.3
Local Government	13.5

The fund had the following insurance concentrations greater than 10% at October 31, 2009 (as a percentage of net assets):

NATL	20.90%
AMBAC	14.2
FSA	14.1

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	--	381,177,670	--

Totals by level	$--	$381,177,670	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/09 (Unaudited)

Key to holding's abbreviations
ABAG -- Association Of Bay Area Governments
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.4%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.4%)
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 0.21s, 2/1/40	VMIG1	$2,000,000	$2,000,000
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	586,613
6s, 8/1/25	B/P	1,700,000	1,448,332
			4,034,945

Arizona (3.5%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	6,903,026
7 1/4s, 12/1/19	B+/P	500,000	487,105
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BBB-/P	3,095,000	3,215,303
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BBB-/P	2,075,000	2,155,033
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB-/P	910,000	947,665
Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec.
Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	5,750,000	5,677,204
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), 5s, 12/1/42	BBB	1,000,000	924,160
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,446,367
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27 (In default) (NON)	D/P	2,180,000	1,735,825
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,545,750
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	1,953,557
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	1,430,000	1,224,666
			33,215,661

Arkansas (0.3%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BB/P	2,000,000	2,076,720
Little River Cnty., Rev. Bonds (Georgia-Pacific
Corp.), 5.6s, 10/1/26	B2	1,290,000	1,142,850
			3,219,570

California (9.4%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BBB-	3,000,000	2,789,220
CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s,
7/1/39	A2	5,000,000	5,261,500
CA Edl. Fac. Auth. Rev. Bonds (Claremont Graduate U.),
Ser. A, 5s, 3/1/42	A3	1,580,000	1,436,820
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
Ser. A, ACA, zero %, 12/1/24	B/P	2,000,000	218,720
(Cap. Appn.), Ser. A, ACA, zero %, 12/1/23	B/P	2,000,000	232,180
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	6,061,930
5 1/4s, 2/1/37	Baa2	3,205,000	2,848,860
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	5,500,000	5,448,685
CA State Pub. Wks. Board Rev. Bonds, Ser. G-1, 5 3/4s,
10/1/30	A-	2,725,000	2,676,085
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	3,300,000	2,808,135
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,000,000	988,190
CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	2,025,000	2,047,275
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	1,969,680
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s,
11/15/36	BBB	1,000,000	837,580

Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BBB-/P	1,790,000	1,409,267
5s, 9/2/30	BBB-/P	1,695,000	1,386,900
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	1,890,000	1,597,012
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	355,000	282,917
Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23	Baa3	1,500,000	1,507,575
(CA Toll Roads), 5 3/4s, 1/15/40	Baa3	3,200,000	2,955,136
zero %, 1/15/38	Baa3	9,000,000	1,282,770
zero %, 1/15/37	Baa3	5,000,000	763,600
zero %, 1/15/30	Baa3	6,000,000	1,486,260
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	BBB	2,200,000	1,695,452
Ser. A, AMBAC, zero %, 6/1/24	A-	23,000,000	8,666,400
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 03-19)
5s, 9/2/29	BB-/P	1,775,000	1,550,160
5s, 9/2/25	BB-/P	1,350,000	1,224,707
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	705,000	614,964
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	1,250,000	1,336,463
North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	345,000	267,841
Ser. D, 5s, 9/1/26	BBB-/P	1,090,000	885,614
Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24	BB-/P	1,345,000	1,239,202
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,584,682
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	618,142
Ser. 97-01, 5.1s, 9/1/35	BB+/P	2,895,000	2,276,281
Ser. 97-01, 5s, 9/1/29	BB+/P	1,355,000	1,119,664
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Special Tax (No. 6 Mission Bay South), Ser. A,
5.15s, 8/1/35	BB-/P	1,000,000	797,580
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South Redev.), Ser. D,
6 1/2s, 8/1/31	BBB	500,000	520,050
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,335,270
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,365,000	6,368,182
Selma, Unified School Dist. G.O. Bonds (Election
of 2006), Ser. C, AGO, zero %, 8/1/37	AAA	2,400,000	377,472
Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,515,960
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,719,860
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	4,820,000	3,304,447
			90,314,690

Colorado (1.9%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. C-2, 0.28s, 3/1/36	VMIG1	600,000	600,000
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34	BB-/P	750,000	796,320
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	4,810,000	4,864,064
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	5,063,500
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,338,549
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,250,000	1,141,413
(Valley View Assn.), 5 1/8s, 5/15/37	BBB	1,000,000	907,710
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	772,055
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	675,000	478,670
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	A	12,000,000	2,101,080
			18,063,361

Connecticut (0.5%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	1,813,520
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA Electric Co.), Ser. A, 5.85s, 9/1/28	Baa2	3,250,000	3,254,095
			5,067,615

Delaware (0.1%)
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB+	600,000	476,820
			476,820

District of Columbia (0.9%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB-/F	94,730,000	3,005,783
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	119,002
zero %, 10/1/39	Baa1	10,000,000	1,288,500
zero %, 10/1/38	Baa1	20,000,000	2,806,400
zero %, 10/1/37	Baa1	8,000,000	1,201,440
			8,421,125

Florida (4.8%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 3.518s, 11/1/15	D/P	1,225,000	580,809
Cap. Region Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 7s, 5/1/39	BB-/P	1,000,000	927,590
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,241,280
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,595,798
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B,
5 1/8s, 11/1/14	B-/P	830,000	747,000
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,435,000	1,622,027
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/10	BB/P	335,000	335,000
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	1,225,000	1,212,848
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	5,250,000	3,597,090
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,618,763
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	2,925,000	2,269,244
(Shell Pt./Alliance), 5s, 11/15/32	BB+	3,210,000	2,499,049
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB+	2,000,000	1,761,420
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	740,000	551,389
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba2	2,000,000	2,016,240
Middle Village Cmnty. Dev. Dist. Special Assmt.,
Ser. A, 6s, 5/1/35	BB/P	2,000,000	1,521,260
Myrtle Creek, Impt. Dist. Special Assmt. Bonds,
Ser. A, 5.2s, 5/1/37	BB-/P	2,175,000	1,251,669
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	D/P	2,630,000	1,566,849
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
2.063s, 5/1/36	D/P	4,030,000	1,933,796
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev.
Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB-/F	1,850,000	1,480,759
Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	CCC/P	2,000,000	859,140
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/10 (In default) (NON)	D/P	2,035,000	712,250
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,870,000	1,856,718
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	4,750,000	2,892,418
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38 (In default) (NON)	D/P	1,880,000	620,400
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	1,300,000	1,013,259
5.4s, 5/1/37	BB-/P	2,380,000	1,473,434
Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,920,000	1,180,224
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	900,000	711,396
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,000,000	490,000
Ser. B, 5s, 11/1/13	BB-/P	2,930,000	1,552,754
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37 (In default) (NON)	D/P	1,940,000	1,010,333
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36 (In default) (NON)	D/P	1,950,000	777,563
6 1/4s, 5/1/22 (In default) (NON)	D/P	1,665,000	668,231
			46,148,000

Georgia (2.4%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A	5,000,000	5,372,800
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds
(Georgia-Pacific Corp.), 6 1/2s, 6/1/31	B2	3,400,000	3,454,366
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	1,800,000	1,548,144
(First Mtge. - Lenbrook), Ser. A, 5 1/8s, 7/1/42	B/P	1,000,000	640,360
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,240,000	1,947,546
Gainesville & Hall Cnty., Devauth Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2,
6 5/8s, 11/15/39	BBB+	1,200,000	1,269,792
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas),
Ser. A, 5 1/2s, 9/15/21	A+	1,255,000	1,243,065
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	4,150,000	3,799,076
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	3,050,000	2,551,417
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	BB+/P	1,400,000	1,131,116
			22,957,682

Guam (0.1%)
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,022,200
			1,022,200

Hawaii (0.5%)

Hawaii State Dept. Budget & Fin. Rev. Bonds (Hawaiian
Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	3,500,000	3,781,015
HI State Dept. Budget & Fin. Rev. Bonds (Craigside),
Ser. A, 9s, 11/15/44	B/P	1,350,000	1,438,020
			5,219,035

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	805,000	795,002
			795,002

Illinois (3.5%)
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	3,250,000	2,961,075
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	D/P	900,000	661,950
IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	3,972,745
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	2,150,000	2,432,016
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	5,250,000	5,641,597
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	D/P	2,350,000	940,000
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,425,000	1,532,488
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,348,996
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa1	2,000,000	1,864,520
(Roosevelt U.), 5.4s, 4/1/27	Baa2	1,210,000	1,189,841
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	4,619,806
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12
(Prerefunded)	CCC/P	143,414	117,023
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	632,654	519,675
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	1,000,000	350,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	6,000,000	5,759,040
			33,910,772

Indiana (0.2%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/32	BBB-/F	2,450,000	2,141,423
			2,141,423

Iowa (3.5%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	13,155,000	15,134,695
Ser. A, 5 1/4s, 7/1/18	BB+	2,500,000	2,194,075
Ser. A, 5 1/4s, 7/1/17	BB+	2,200,000	1,956,526
IA Fin. Auth. Hlth. Fac. Rev. Bonds
(Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	3,185,000	2,553,415
(Care Initiatives), Ser. A, 5s, 7/1/20	BB+	1,700,000	1,405,917
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	258,618
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 6 1/2s, 1/1/29	CCC	45,000	43,128
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	9,000,000	7,785,360
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	2,225,730
			33,557,464

Kansas (0.7%)
KS State Dev. Fin. Auth. VRDN (Sisters of Charity),
Ser. C, 0.25s, 12/1/19	VMIG1	1,140,000	1,140,000
Lenexa, Hlth. Care Fac. Rev. Bonds
5 1/2s, 5/15/39	BB+/P	3,500,000	2,541,420
5 3/8s, 5/15/27	BB+/P	3,400,000	2,670,972
			6,352,392

Kentucky (0.9%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 8s, 1/1/29	B+/P	260,000	249,181
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	A-/F	1,365,000	1,398,047
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,764,120
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	848,075
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	2,000,000	2,156,720
			8,416,143

Louisiana (1.2%)
LA Hlth. Ed. Auth. Rev. Bonds (Lambeth House), Ser. A,
6.2s, 1/1/28	B+/P	3,000,000	2,605,530
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	28,000	28,560
Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s,
11/1/36	Baa1	2,250,000	1,925,348
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	5,350,000	4,880,698
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB	2,170,000	2,175,425

			11,615,561

Maine (0.3%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	5,500,000	2,944,260
			2,944,260

Maryland (1.3%)
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A3	1,700,000	1,958,570
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (WA
Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	4,873,526
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	531,702
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	3,847,632
6s, 5/1/24	BB/P	2,000,000	1,707,700
			12,919,130

Massachusetts (6.2%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	1,840,000	1,966,077
(Lasell College), 6 3/4s, 7/1/31	BB+/P	210,000	208,744
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	3,690,000	2,639,677
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	1,645,000	1,207,233
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	1,563,460
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	1,000,000	762,650
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	1,795,420
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,203,150
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	D/P	2,150,000	1,722,301
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	7,115,000	8,413,203
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	5,436,327
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	9,750,000	9,885,233
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	5,000,000	4,410,950
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	4,496,800
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	5,685,000	5,765,727
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	3,950,000	2,601,273
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,098,720
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	826,250
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,382,160
MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone
Institute & Newton Home), 7.9s, 1/1/24	BB-/P	750,000	725,760
			59,111,115

Michigan (2.9%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	1,750,000	1,443,558
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	2,086,000	2,575,355
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	2,880,000	2,697,926
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	4,000,000	4,058,920
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,210,000	1,993,398
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A
5 3/4s, 9/1/17	Ba1	1,595,000	1,327,630
5 5/8s, 9/1/10	Ba1	170,000	167,931
MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford
Hlth.), 5 3/4s, 11/15/39	A1	4,400,000	4,224,000
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	3,680,000	3,665,390
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	4,244,300
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	425,000	361,004
U. of MI VRDN (Hosp.), Ser. A, 0.2s, 12/1/37	VMIG1	600,000	600,000
			27,359,412

Minnesota (1.8%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,477,424
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	719,990
5 3/8s, 10/1/26	B/P	250,000	196,925
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes)
6 1/8s, 10/1/39	BB/P	1,375,000	1,261,783
6s, 10/1/27	BB/P	1,250,000	1,185,600
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,433,880
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	700,600
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	5,035,000	4,713,817
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	1,101,175
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Ba1	4,250,000	3,680,713

			17,471,907

Mississippi (1.5%)
Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron
USA, Inc.), Ser. C, 0.15s, 12/1/30	VMIG1	6,900,000	6,900,000
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	2,002,900
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	5,627,394
			14,530,294

Missouri (0.5%)
Carthage, Hosp. Rev. Bonds, 5 7/8s, 4/1/30	B-/P	1,100,000	866,657
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	1,764,900
MO State Hlth. & Edl. Fac. Auth. VRDN (Sisters
of Mercy Hlth.), Ser. A, 0.2s, 6/1/16	VMIG1	1,490,000	1,490,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	645,000	675,696
			4,797,253

Montana (0.2%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	617,348
MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A,
0.25s, 12/1/25	VMIG1	760,000	760,000
MT State Board Inv. Exempt Fac. Rev. Bonds (Stillwater
Mining), 8s, 7/1/20	B-	750,000	602,490
			1,979,838

Nebraska (0.2%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	BB+	1,500,000	1,495,650
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	123,433	23,452
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	1,582,934	23,744
			1,542,846

Nevada (1.6%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	955,000	901,119
(Summerlin No. 151), 5s, 8/1/25	BB-/P	305,000	200,452
(Summerlin No. 151), 5s, 8/1/20	BB-/P	340,000	222,227
(Summerlin No. 151), 5s, 8/1/19	BB-/P	1,150,000	772,294
(Summerlin No. 151), 5s, 8/1/18	BB-/P	1,115,000	770,164
(Summerlin No. 151), 5s, 8/1/17	BB-/P	1,315,000	932,624
Clark Cnty., Indl. Dev. Rev. Bonds (NV Pwr. Co.)
Ser. B, 5.9s, 10/1/30	BB+	2,000,000	1,969,200
Ser. C, 5 1/2s, 10/1/30	BB+	2,500,000	2,500,350
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	B/P	490,000	220,309
(No. T-16), 5.1s, 3/1/21	B/P	1,215,000	547,406
(No. T-17), 5s, 9/1/25	BB/P	805,000	574,891
(No. T-16), 5s, 3/1/20	B/P	975,000	439,608
(No. T-18), 5s, 9/1/16	B/P	375,000	169,823
(No. T-18), 5s, 9/1/15	B/P	2,295,000	1,041,563
(No. T-18), 5s, 9/1/14	B/P	2,330,000	1,060,569
(No. T-16), 4.8s, 3/1/15	B/P	1,745,000	793,085
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	970,000	789,532
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	160,916
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,450,000	1,221,625
			15,287,757

New Hampshire (1.6%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	6,000,000	5,247,300
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	2,401,824
NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH), Ser. B,
0.2s, 7/1/33	VMIG1	7,350,000	7,350,000
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22
(In default) (NON)	D	8,146,002	815
			14,999,939

New Jersey (3.7%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	4,887,795
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	4,000,000	3,970,760
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	410,330
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	2,625,990
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	454,805
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,487,273
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	664,152
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	5,000,000	4,843,600
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds

(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	2,789,322
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,119,940
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,500,000	4,450,455
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	3,100,000	2,486,603
			35,191,025

New Mexico (1.5%)
Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	5,530,195
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	6,549,070
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,750,000	2,351,168
			14,430,433

New York (4.8%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	Caa1	2,000,000	1,504,260
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	569,641
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	941,588
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,161,290
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	Ba2	1,435,000	1,339,644
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BB	3,250,000	2,427,555
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	605,000	561,180
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	3,500,000	2,856,000
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B-	4,500,000	4,495,860
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	11,165,000	10,932,990
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	1,527,060
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	2,713,154
(Jetblue Airways Corp.), 5s, 5/15/20	B-	675,000	557,051
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,700,000	1,528,844
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,787,850
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,315,020
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	BB-	1,660,000	1,530,968
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	3,610,000	3,721,260
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,575,000	3,476,080
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	990,000	822,066
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	500,000	477,435
			46,246,796

North Carolina (1.0%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	1,000,000	1,032,390
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	400,000	389,168
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	4,250,000	4,120,970
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	1,884,374
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	1,778,460
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	185,158
			9,390,520

Ohio (5.1%)
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care),
Ser. B, 0.2s, 10/1/31	VMIG1	2,500,000	2,500,000
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
(Asset Backed Bonds), Ser. A-2, 6 1/2s, 6/1/47	BBB	2,335,000	1,885,583
Ser. A-2, 5 7/8s, 6/1/30	BBB	5,000,000	4,342,300
Ser. A-2, 5 3/4s, 6/1/34	BBB	24,800,000	20,806,456
Ser. A-2, 5 1/8s, 6/1/24	BBB	855,000	763,814
Ser. A-3, stepped-coupon bond, zero%, (6.25s,
12/1/12), 6/1/37 (STP)	BBB	13,800,000	9,149,951
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,695,000	1,123,700
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,550,000	1,525,681
Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. B,
0.28s, 11/15/24	VMIG1	3,000,000	3,000,000
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	2,450,000	2,456,321
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	752,063
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	881,530
			49,187,399

Oklahoma (0.6%)
OK State Tpk. Auth. VRDN, Ser. E, 0.2s, 1/1/28	VMIG1	6,000,000	6,000,000

			6,000,000

Oregon (0.8%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	7,500,000	7,524,975
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	2,016
			7,526,991

Pennsylvania (5.8%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	5,070,000	5,519,151
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	15,615,000	12,081,638
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt.), 5 1/2s, 11/1/16	BB	4,055,000	3,882,622
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	3,840,000	3,404,198
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	AAA/P	1,700,000	2,000,525
7 1/4s, 7/1/24 (Prerefunded)	AAA/P	1,725,000	2,013,161
Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon
Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,542,443
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	2,779,470
6 3/8s, 7/1/30	BB-/P	1,375,000	1,277,458
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB/P	1,000,000	913,010
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	1,680,168
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	2,830,000	2,839,141
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	4,000,000	4,233,120
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	B1	1,890,000	1,944,810
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6 1/2s, 1/1/13	CC	2,000,000	1,324,820
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	947,640
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,456,530
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	5,515,765	1,655
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	535,300	161
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	2,675,000	2,561,713
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,245,000	1,234,318
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	1,973,840
			55,611,592

Puerto Rico (3.7%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/44	Baa3	14,500,000	14,922,385
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	7,490,872
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. P, 6 3/4s, 7/1/36	Baa3	5,000,000	5,404,600
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/31	A+	31,000,000	7,813,860
			35,631,717

Rhode Island (0.3%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	1,192,218
6 1/8s, 6/1/32	BBB	1,465,000	1,362,758
			2,554,976

South Carolina (--%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	429,535
			429,535

South Dakota (0.4%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,615,000	3,418,959
			3,418,959

Tennessee (1.1%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Board VRDN
(Catholic Hlth. Initiatives), Ser. C, 0.24s, 5/1/39	VMIG1	800,000	800,000
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded)	BBB/F	4,000,000	4,583,360
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A
7 1/2s, 7/1/25 (Prerefunded)	Baa1	3,000,000	3,398,820
5 1/2s, 7/1/36	Baa1	1,900,000	1,855,711

			10,637,891

Texas (9.7%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	2,500,000	2,251,950
5.9s, 11/15/25	B+/P	6,850,000	5,730,915
Alliance, Arpt. Auth. Rev. Bonds
(American Airlines, Inc.), 5 1/4s, 12/1/29	CCC+	2,520,000	1,559,527
(Federal Express Corp.), 4.85s, 4/1/21	Baa2	4,000,000	3,739,760
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa3	4,500,000	3,748,005
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	1,150,000	1,134,221
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	CCC	3,000,000	1,845,900
5s, 3/1/41	CCC	1,000,000	489,130
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	1,850,000	1,854,884
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	3,693,059
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.)
6 3/8s, 5/1/35	CCC+	2,515,000	1,783,462
5 1/2s, 11/1/30	CCC+	1,500,000	939,420
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	464,765
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	2,505,000	2,279,901
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	8,400,000	7,914,900
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	4,985,000	3,935,357
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	2,450,000	2,441,205
Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	2,400,000	2,604,360
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	3,000,000	2,574,240
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	6,650,000	6,508,023
North TX, Thruway Auth. Rev. Bonds
(First Tier), Ser. A, 6s, 1/1/28	A2	6,985,000	7,387,476
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,400,263
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15), 1/1/43 (STP)	A2	5,300,000	4,072,361
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	8,000,000	7,794,480
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	985,760
(Air Force Village), 6 3/8s, 11/15/44	BBB/F	5,825,000	5,724,752
(Northwest Sr. Hsg. Edgemere), Ser. A, 5 3/4s, 11/15/16	BB-/P	775,000	797,064
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	4,875,523
Uptown, Dev. Auth. Tax Increment Contract Tax Alloc.
(Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB+	1,000,000	985,560
			93,516,223

Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7.45s, 7/1/17	B+/P	600,000	603,792
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26	Baa2	3,000,000	3,015,090
UT Trans. Auth. Sales Tax VRDN, Ser. A, 0.17s, 6/15/36	VMIG1	1,400,000	1,400,000
			5,018,882

Virginia (2.8%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	944,339
Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac.
Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	2,000,000	1,763,140
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	3,860,000	3,864,246
6 1/2s, 6/1/22	BB+/P	3,000,000	3,012,450
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,042,025
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	1,134,289
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA	4,000,000	4,847,760
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	5,100,000	5,841,284
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB/P	2,000,000	1,760,460
5.2s, 1/1/27	BB/P	1,300,000	1,190,722
			26,400,715

Washington (2.4%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	6,209,750
6 1/2s, 6/1/26	BBB	9,505,000	9,554,425
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 5/8s, 10/1/40	Baa1	1,600,000	1,568,880
WA State Hlth. Care Fac. Auth. Rev. Bonds

(WA Hlth. Svcs.), 7s, 7/1/39		Baa2		3,000,000	3,194,550
Ser. C, Radian Insd., 5 3/8s, 8/15/28		Baa2		1,500,000	1,435,770
WA State Hsg. Fin. Comm. VRDN (Local 82 - JATC Edl.
Dev. Trust), 0.32s, 11/1/25		A-1+		1,200,000	1,200,000
					23,163,375

West Virginia (0.7%)
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37		BBB		1,000,000	936,110
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29		Ba3		4,525,000	3,634,118
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43		B/P		2,330,000	2,177,921
					6,748,149

Wisconsin (1.5%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28 (Prerefunded)		AAA		2,280,000	2,583,763
U. of WI Hosp. & Clinic Auth. VRDN, Ser. B, 0.20s,
4/1/34		VMIG1		6,100,000	6,100,000
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39		BB/P		1,350,000	1,407,267
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29		BB/P		1,000,000	1,028,950
(Prohealth Care, Inc.), 6 5/8s, 2/15/39		A1		3,000,000	3,199,740
					14,319,720

Total municipal bonds and notes (cost $1,011,631,757)					$953,318,110

PREFERRED STOCKS (1.2%)(a)
				Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.				6,000,000	$5,709,000
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-2,
4.90% cum. pfd.				2,000,000	1,543,860
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.				6,000,000	4,621,620

Total preferred stocks (cost $14,000,000)					$11,874,480

COMMON STOCKS (0.0%)(a)
				Shares	Value

Tembec, Inc. (Canada) (NON)				10,751	$8,763

Total common stocks (cost $8,077,612)					$8,763

WARRANTS (0.0%)(a)(NON)
		Expiration	Strike
		date	Price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/03/12	0.00001	23,892	$2,213

Total warrants (cost $979,144)					$2,213

SHORT TERM INVESTMENTS (0.0%)(a)(NON)
				Principal amount/shares	Value

SSgA Prime Money Market Fund (i)				65,000	$65,000

Total Short term investments (cost $65,000)					$65,000

TOTAL INVESTMENTS

Total investments (cost $1,034,753,513)(b)					$965,268,566

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/09 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	depreciation
Notional amount		received (paid)	date	fund per annum	or paid by fund

Citibank, N.A.
	$20,000,000	$--	12/7/09	-	3.88% minus	$(76,958)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

Total						$(76,958)

NOTES

(a) Percentages indicated are based on net assets of $959,440,897.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at October 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at October 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,034,560,921, resulting in gross unrealized appreciation and depreciation of $36,813,097 and $106,105,452, respectively, or net unrealized depreciation of $69,292,355.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.

At October 31, 2009, liquid assets totaling $76,958 have been designated as collateral for open swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at October 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at October 31, 2009 (as a percentage of net assets):

Healthcare	39.8%
Utilities	11.3

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements

(“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian [cont.]and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity. The fund had an average notional amount of approximately $76,958 on Total return swap contracts for the period ended October 31, 2009.

At October 31, 2009, the fund had a net liability position of $76,958 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Forest products and packaging	8,763	--	--

Total common stocks		8,763	--	--

Municipal bonds and notes		--	953,318,110	--

Preferred stocks		--	11,874,480	--

Warrants		2,213	--	--

Short-term investments		65,000

Totals by level		$75,976	$965,192,590	$--

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(76,958)	$--

Other financial instruments include swaps.

Market Values of Derivative Instruments as of October 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	--	76,958

Total	$--	$76,958

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009